Label	Element	Value
Pacer Swan SOS Conservative (April) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.70%
Pacer Swan SOS Conservative (April) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)
Pacer Swan SOS Conservative (April) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.75 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.50%
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $496.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $366.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $608.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.50%)